111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

  Supplement to Statement of Additional Information dated March 1, 2012

All Funds

The following supplements the information under the heading “The Adviser” on page 43 of the Statement of Additional Information:

On February 19, 2013, Rabobank, Robeco and ORIX Corporation (“ORIX”) announced that Rabobank and ORIX have entered into an agreement for ORIX to purchase 90.01% of Robeco from Rabobank. Rabobank will retain a 9.99% ownership interest in Robeco. Harbor Capital will remain an indirect wholly-owned subsidiary of Robeco following the transaction.

ORIX is a global financial services company based in Tokyo, Japan. ORIX, which was established in 1964, provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. Stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.

In order for Harbor Capital and the funds’ subadvisers to continue to serve the funds in their current capacities following the closing of the transaction, the Board of Trustees of Harbor Funds must approve new advisory and subadvisory agreements for the funds, which would take effect upon completion of the transaction. Following Board approval, the shareholders of Harbor Funds would be given the opportunity to vote on the new advisory agreements between the funds and Harbor Capital through a proxy solicitation that would describe the transaction in greater detail. These two approval steps are important safeguards for Harbor Funds shareholders. The closing of the transaction is expected to take place in the summer of 2013 provided all required regulatory and shareholder approvals have been obtained.

This change in ownership of Harbor Capital’s ultimate parent company is not anticipated to have any material effect on Harbor Funds or Harbor Capital. No change in Harbor Capital’s investment approach, staffing or operations is expected as a result of the transaction. Harbor Capital will continue to employ a “manager-of-managers” approach in selecting and overseeing subadvisers responsible for the day-to-day management of the assets of each Harbor fund with the exception of the Target Retirement Funds. Each subadvised Harbor fund will continue to be managed by the same subadviser following the transaction in accordance with the same investment objective and strategies. Each Target Retirement Fund will continue to be managed by Harbor Capital following the transaction in accordance with the same investment objective and strategies.

Dated: February 21, 2013

Harbor Emerging Markets Debt Fund

Effective December 18, 2012, Christopher M. Wilder and Thomas K. Flanagan no longer serve as portfolio managers to Harbor Emerging Markets Debt Fund. All references to Messrs. Wilder and Flanagan in the Statement of Additional Information are hereby deleted.

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111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

The following supplements the information under the heading “The Portfolio Managers” on page 49 for Harbor Emerging Markets Debt Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts

	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR EMERGING MARKETS DEBT FUND
Munish Malhotra, CFA
All Accounts	10	*	$6,448	*	21	*	$14,488	*	84	*	$28,898	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	4	*	1,046	*	7	*	2,541	*

William Perry
All Accounts	10	*	6,488	*	21	*	14,488	*	84	*	28,898	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	4	*	1,046	*	7	*	2,541	*

*Information is as of October 31, 2012.

Stone Harbor Investment Partners LP

SECURITIES OWNERSHIP

As of October 31, 2012, Messrs. Halkett and Perry did not beneficially own any shares of Harbor Emerging Markets Debt Fund.

Dated: December 18, 2012

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund

Effective immediately, the following disclosure applies wherever there is a reference to credit quality ratings for the Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund:

Each of the Harbor Commodity Real Return Strategy Fund and Harbor Real Return Fund may invest up to 10% of its total assets, and Harbor Bond Fund may invest up to 15% of its total assets, in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Funds are limited to investing in below investment-grade securities rated B or higher by Moody’s, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Funds may invest in securities of any credit quality, including those rated below B.

Harbor High-Yield Bond Fund

The following supplements the information under the heading “Portfolio Holdings Disclosure Policy” on page 72 for Harbor High-Yield Bond Fund:

Certain limited information regarding the Harbor High-Yield Bond Fund’s non-public portfolio holdings is disclosed on a monthly basis to KPMG, LLP (“KPMG”), a public accounting firm, which is an investor in the Harbor High-Yield Bond Fund, and to R.V. Kuhns & Associates, Inc., an investment consultant to KPMG. Such disclosure is limited to information regarding the extent to which the Fund maintains investments, if any, in certain companies that are significant audit clients of KPMG and is made for the sole purpose of enabling KPMG to monitor its exposure to such companies to comply with auditor independence requirements.

Dated: August 7, 2012

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111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Harbor Flexible Capital Fund

Effective July 20, 2012, Munish Malhotra and Jordon Laycob serve as co-portfolio managers for the Harbor Flexible Capital Fund replacing A. Douglas Rao.

The following replaces the information under the heading “The Portfolio Managers” on page 49 for Harbor Flexible Capital Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts

	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR FLEXIBLE CAPITAL FUND
Munish Malhotra, CFA
All Accounts	14	*	$3,488	*	1	*	$16	*	8	*	$394	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	0	*	0	*

Jordon Laycob
All Accounts	0	*	0	*	0	*	0	*	0	*	0	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	0	*	0	*

*Information is as of June 30, 2012.

Dated: July 10, 2012

Harbor Large Cap Value Fund

Effective May 25, 2012, Cohen and Steers Capital Management, Inc. (“Cohen and Steers”) is no longer subadviser to Harbor Large Cap Value Fund. All references to Cohen and Steers in the Statement of Additional Information are hereby deleted.

The following replaces the information under the heading “The Subadvisers” on page 45 for Harbor Large Cap Value Fund:

Harbor Large Cap Value Fund. The Fund is subadvised by Aristotle Capital Management, LLC (“Aristotle”). Aristotle is a Delaware limited liability company located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025 and was founded in 1959 through predecessor entities. Aristotle is majority owned by its employees.

The following replaces the information under the heading “The Portfolio Managers” on page 47 for Harbor Large Cap Value Fund:

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111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts

	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR LARGE CAP VALUE FUND
Howard Gleicher, CFA
All Accounts	1	*	$10	*	5	*	$31	*	588	*	$1,834	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	0	*	0	*

*Information is as of March 31, 2012.

The following replaces the information under the heading “The Portfolio Managers” on pages 54-56 for Cohen and Steers:

Aristotle Capital Management, LLC

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Large Cap Value Fund and other accounts managed by the portfolio manager, the Subadviser will proceed in a manner that ensures that the Large Cap Value Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio manager. In such instances, securities will be allocated in accordance with the Subadviser’s trade allocation policy.

COMPENSATION

Mr. Gleicher is paid a base salary and is eligible to participate in the company’s annual bonus pool. Mr. Gleicher has an equity position in the Subadviser.

SECURITIES OWNERSHIP

As of March 31, 2012, Mr. Gleicher did not beneficially own any shares of Harbor Large Cap Value Fund.

The following supplements the information under the heading “Portfolio Holdings Disclosure Policy” on page 72:

•   Advent Software, Inc. and ISS, each of whom provide services to Aristotle, for the sole purpose of assisting Aristotle in performing its services as Subadviser to the Harbor Large Cap Value Fund.

Harbor Global Value Fund

Effective May 25, 2012, Pzena Investment Management, LLC (“Pzena”) is no longer subadviser to Harbor Global Value Fund. All references to Pzena in the Statement of Additional Information are hereby deleted.

The following replaces the information under the heading “The Subadvisers” on page 45 for Harbor Global Value Fund:

Harbor Global Value Fund. The Fund is subadvised by Causeway Capital Management LLC (“Causeway”). Causeway is a

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111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Delaware limited liability company located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 and was founded in 2001. Co-founders, Sarah H. Ketterer and Harry W. Hartford, Chief Executive Officer and President, respectively, control Causeway through their executive offices and voting control of the company.

The following replaces the information under the heading “The Portfolio Managers” on page 48 for Harbor Global Value Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts

	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR GLOBAL VALUE FUND
Sarah H. Ketterer
All Accounts	12	*	$5,010	*	7	*	$1,281	*	65	*	$8,107	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*
Harry W. Hartford
All Accounts	12	*	5,010	*	7	*	1,281	*	68	*	8,074	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*
James A. Doyle
All Accounts	12	*	5,010	*	7	*	1,281	*	67	*	8,075	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*
Jonathan P. Eng
All Accounts	12	*	5,010	*	7	*	1,281	*	64	*	8,076	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*
Kevin Durkin
All Accounts	12	*	5,010	*	7	*	1,281	*	62	*	8,074	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*
Conor Muldoon
All Accounts	12	*	5,010	*	7	*	1,281	*	69	*	8,074	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	0	*	0	*	0	*	1	*	590	*

*Information is as of March 31, 2012

The following replaces the information under the heading “The Portfolio Managers” on page 59 for Pzena:

Causeway Capital Management LLC

CONFLICTS OF INTEREST

Actual or potential conflicts of interest may arise from Harbor Global Value Fund’s portfolio managers’ management

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111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com responsibilities with respect to other accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts, and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures in place designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of the Fund or any client account if, at the time of entering into the short position, the Fund or any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics, which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such polices or procedures will cover every situation in which a conflict of interest arises.

COMPENSATION

Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of Causeway, respectively, receive an annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin and Muldoon receive salary, incentive compensation (including potential equity and/or phantom equity awards), and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used, and salary and incentive compensation are not based on the specific performance of the Fund or any single account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

SECURITIES OWNERSHIP

As of March 31, 2012, Ms. Ketterer and Messrs. Hartford, Doyle, Eng, Durkin and Muldoon did not beneficially own any shares of Harbor Global Value Fund.

The following replaces the information under the heading “Portfolio Holdings Disclosure Policy” on page 72 for Pzena:

•

Charles River Systems, Inc., Omgeo LLC, Misys International Banking Systems, Inc., Eagle Investment Systems Corp., Electra Securities Transaction and Asset Reconciliation System (STaARS), FactSet Research Systems Inc., Interactive Data Corporation and ISS, each of whom provide services to Causeway, for the sole purpose of assisting Causeway in performing its services as Subadviser to the Harbor Global Value Fund.

Dated: May 23, 2012

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